MEKETA INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

PUBLIC INFRASTRUCTURE INVESTMENTS - 33.3%
COMMON STOCKS - 33.3%	Shares	Value
ENERGY - 5.1%
OIL & GAS PRODUCERS - 5.1%
Cheniere Energy, Inc.	1,289	$ 225,356
Enbridge, Inc.	10,134	360,487
Kinder Morgan, Inc.	9,065	180,122
ONEOK, Inc.	2,380	194,089
TC Energy Corporation	4,506	170,793
Williams Companies, Inc. (The)	5,178	220,065
		1,350,912
INDUSTRIALS - 8.5%
TRANSPORTATION & LOGISTICS - 7.7%
Canadian Pacific Kansas City Ltd.	3,338	262,852
CSX Corporation	7,057	236,057
Getlink SE	20,218	334,620
Norfolk Southern Corporation	763	163,808
Transurban Group	70,977	587,056
Union Pacific Corporation	2,012	455,235
		2,039,628
TRANSPORTATION EQUIPMENT - 0.8%
Canadian National Railway Company	1,779	210,197

REAL ESTATE - 8.9%
REAL ESTATE OWNERS & DEVELOPERS - 3.9%
Aena SME, S.A.	2,702	544,163
Auckland International Airport Ltd.	106,718	496,015
		1,040,178
REAL ESTATE INVESTMENT TRUSTS - 5.0%
American Tower Corporation	2,444	475,064
Crown Castle, Inc.	4,468	436,524
SBA Communications Corporation - Class A	2,005	393,582
		1,305,170
UTILITIES - 10.8%
ELECTRIC UTILITIES - 7.7%
Dominion Energy, Inc.	8,369	410,081
National Grid plc	35,778	399,177

MEKETA INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 33.3% (Continued)	Shares	Value
UTILITIES - 10.8% (Continued)
ELECTRIC UTILITIES - 7.7% (Continued)
NextEra Energy, Inc.	6,054	$ 428,683
Sempra	5,630	428,218
Southern Company (The)	4,744	367,992
		2,034,151
GAS & WATER UTILITIES - 3.1%
American Water Works Company, Inc.	2,929	378,310
Atmos Energy Corporation	3,744	436,737
		815,047

TOTAL COMMON STOCKS (Cost $8,586,869)		$ 8,795,283

PRIVATE INFRASTRUCTURE INVESTMENTS - 34.0%	Shares	Value
PORTFOLIO COMPANIES - 34.0%
Project Legacy (a)(b)(c)(d)	–	$ 4,475,361
Project Paragon (a)(b)(c)(d)	–	4,500,000
TOTAL PRIVATE INFRASTRUCTURE INVESTMENTS (Cost $9,154,791)		$ 8,975,361

MEKETA INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET SECURITIES - 29.8%	Par Value	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 5.19% (e) (Cost $7,850,080)	$ 7,850,080	$ 7,850,080

TOTAL INVESTMENTS AT VALUE - 97.1% (Cost $25,591,740)		$ 25,620,724

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%		753,895

NET ASSETS - 100.0%		$ 26,374,619

(a)	Level 3 securities fair valued using significant unobservable inputs.
(b)	Investment does not issue shares.
(c)	Restricted investments as to resale.
(d)	Non-income producing security.
(e)	The rate shown is the 7-day effective yield as of June 30, 2024.

plc	-	Publicly Limited Company.
S.A.	-	Societe Anonyme.
SE	-	Societas Europaea.

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund on June 30, 2024 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Portfolio Company
Project Legacy	6/3/2024	$ 4,585,866	$ 4,475,361	17.0%
Project Paragon	5/30/2024	4,568,925	4,500,000	17.0%
Total		$ 9,154,791	$ 8,975,361	34.0%